Convertible Debt (Details) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 01, 2023	Jan. 31, 2023	Mar. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Debt [Line Items]
Additional shares of common stock (in Shares)				386,500
Redemption value (in Dollars)				$ 1,541,250	$ 1,427,000
Cash remuneration agreed to issue percentage			4.00%
Aggregate shares (in Shares)						466,404
Aggregate shares amount (in Dollars)						$ 408,413
Shares issued (in Shares)		700,000					400,000
Expense to advisory fees amount (in Dollars)				$ 66,688	$ 282,496	$ 152,482
Shares anti-dilution (in Shares)					141,248
Additional shares (in Shares)				33,344
Leaving shares (in Shares)		40,000
Share amount (in Dollars)		$ 80,000
Awarded shares of common stock (in Shares)	25,000
Per share (in Dollars per share)	$ 2
Compensation amount (in Dollars)	$ 50,000
Warrant fee percentage			10.00%
Terms of warrant exercise price			5 years
Group A [Member]
Convertible Debt [Line Items]
Principal balance accrues rate				10.00%
Gross proceeds (in Dollars)				$ 3,000,000
Aggregate amount (in Dollars)				$ 5,000,000
Equity stock conversion percentage				12.50%
Debt discount rate				10.00%
Fees amortized interest rate				10.00%
Group A [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate				12.50%
Group B [Member]
Convertible Debt [Line Items]
Principal balance accrues rate				6.00%
Conversion price percentage				80.00%
Gross proceeds (in Dollars)				$ 10,000,000
Aggregate additional cash proceeds (in Dollars)				$ 10,000,000
Equity stock conversion percentage				12.50%
Unpaid accrues interest conversion percentage				80.00%
Debt discount rate				6.00%
Fees amortized interest rate				6.00%
Group B [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate				20.00%
Group C [Member]
Convertible Debt [Line Items]
Principal balance accrues rate				6.00%
Conversion price percentage				80.00%
Gross proceeds (in Dollars)				$ 10,000,000
Aggregate additional cash proceeds (in Dollars)				$ 10,000,000
Equity stock conversion percentage				12.50%
Unpaid accrues interest conversion percentage				80.00%
Debt discount rate				6.00%
Fees amortized interest rate				6.00%
Group C [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate				20.00%
Group D [Member]
Convertible Debt [Line Items]
Principal balance accrues rate				6.00%
Conversion price percentage				50.00%
Gross proceeds (in Dollars)				$ 10,000,000
Aggregate additional cash proceeds (in Dollars)				$ 10,000,000
Equity stock conversion percentage				50.00%
Unpaid accrues interest conversion percentage				50.00%
Additional shares of common stock (in Shares)				400,000
Debt discount rate				6.00%
Fees amortized interest rate				6.00%
Group D [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate				50.00%
Group F [Member]
Convertible Debt [Line Items]
Principal balance accrues rate				6.00%
Conversion price percentage				50.00%
Gross proceeds (in Dollars)				$ 10,000,000
Aggregate additional cash proceeds (in Dollars)				$ 10,000,000
Equity stock conversion percentage				50.00%
Unpaid accrues interest conversion percentage				50.00%
Debt discount rate				6.00%
Group F [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate				50.00%
Group E [Member]
Convertible Debt [Line Items]
Principal balance accrues rate				6.00%
Conversion price percentage				50.00%
Gross proceeds (in Dollars)				$ 10,000,000
Aggregate additional cash proceeds (in Dollars)				$ 10,000,000
Equity stock conversion percentage				50.00%
Unpaid accrues interest conversion percentage				50.00%
Additional shares of common stock (in Shares)				220,000
Debt discount rate				6.00%
Group E [Member] | Fair Value [Member]
Convertible Debt [Line Items]
Debt discount rate				50.00%
Minimum [Member]
Convertible Debt [Line Items]
Conversion price percentage				80.00%
Utilizing interest rate				6.00%
Minimum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage				80.00%
Aggregate additional cash proceeds (in Dollars)				$ 3,000,000
Maximum [Member]
Convertible Debt [Line Items]
Conversion price percentage				87.50%
Utilizing interest rate				10.00%
Maximum [Member] | Group A [Member]
Convertible Debt [Line Items]
Conversion price percentage				87.50%
Aggregate additional cash proceeds (in Dollars)				$ 5,000,000
Class A Common Stock [Member]
Convertible Debt [Line Items]
Cumulative shares (in Shares)					780,000
Shares issued valued (in Dollars)					$ 780,000
Noble Capital [Member]
Convertible Debt [Line Items]
Warrants earned (in Shares)					136,830	226,813	407,500
Warrants amount (in Dollars)					$ 273,670	$ 453,625
Total warrants (in Dollars)					771,143
Debt discount accretion expense (in Dollars)				273,202	217,820
Total unamortized discount (in Dollars)				$ 49,840	$ 323,042